American Century Variable Portfolios, Inc. Summary Prospectus and Prospectus Supplement VP Value Fund
Supplement dated May 1, 2019 Summary Prospectus and Prospectus dated May 1, 2019
The following replaces the Portfolio Managers section on page 4 of the VP Value summary prospectus and page 4 of the VP Value prospectus.
Portfolio Managers
Phillip N. Davidson, CFA, Senior Vice President and Executive Portfolio Manager, has been a member of the team that manages the fund since 1996.
Kevin Toney, CFA, Chief Investment Officer - Global Value Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2003.
Michael Liss, CFA, CPA, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 1998.
Brian Woglom, CFA, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2005.
Philip Sundell, CFA, Portfolio Manager, has been a member of the team that manages the fund since 2002.

The following replaces The Fund Management Team section on page 8 of the prospectus for VP Value:
The Fund Management Team
The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objectives and strategy.
The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.
Phillip N. Davidson
Mr. Davidson, Senior Vice President and Executive Portfolio Manager, has been a member of the team that manages the fund since 1996. He joined American Century Investments in 1993 as a portfolio manager. He has a bachelor’s degree in finance and an MBA from Illinois State University. He is a CFA charterholder.
Kevin Toney
Mr. Toney, Chief Investment Officer - Global Value Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2003. He joined American Century Investments in 1999 and became a portfolio manager in 2006. He has a bachelor’s degree in commerce from the University of Virginia and an MBA from The Wharton School at the University of Pennsylvania. He is a CFA charterholder.
Michael Liss
Mr. Liss, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 1998. He became a portfolio manager in 2004. He has a bachelor’s degree in accounting and finance from Albright College and an MBA in finance from Indiana University. He is a CFA charterholder and a CPA.
Brian Woglom
Mr. Woglom, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 2005. He became a senior investment analyst in 2008 and a portfolio manager in 2012. He has a bachelor’s degree from Amherst College and an MBA from the Ross School of Business, University of Michigan. He is a CFA charterholder.

Philip Sundell
Mr. Sundell, Portfolio Manager, has been a member of the team that manages the fund since 2002. He joined American Century Investments in 1997, became a senior analyst in 2007 and became a portfolio manager in 2017. He has a bachelor's degree from Missouri State University and an MBA from Texas Christian University. He is a CFA charterholder.
The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

©2019 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-95166 1905

American Century Variable Portfolios, Inc. Summary Prospectus and Prospectus Supplement VP Large Company Value Fund
Supplement dated May 1, 2019 Summary Prospectus and Prospectus dated May 1, 2019
The following replaces the Portfolio Managers section on page 4 of the VP Large Company Value summary prospectus and page 4 of the VP Large Company Value prospectus.
Portfolio Managers
Phillip N. Davidson, CFA, Senior Vice President and Executive Portfolio Manager, has been a member of the team that manages the fund since 2016.
Brian Woglom, CFA, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2016.
Philip Sundell, CFA, Portfolio Manager, has been a member of the team that manages the fund since 2016.

The following replaces The Fund Management Team section on page 7 of the prospectus for VP Large Company Value:
The Fund Management Team
The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objectives and strategy.
The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.
Phillip N. Davidson
Mr. Davidson, Senior Vice President and Executive Portfolio Manager, has been a member of the team that manages the fund since 2016. He joined American Century Investments in 1993 as a portfolio manager. He has a bachelor’s degree in finance and an MBA from Illinois State University. He is a CFA charterholder.
Brian Woglom
Mr. Woglom, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2016. He joined American Century Investments in 2005 as an investment analyst and became a portfolio manager in 2012. He has a bachelor’s degree from Amherst College and an MBA from the Ross School of Business, University of Michigan. He is a CFA charterholder.
Philip Sundell
Mr. Sundell, Portfolio Manager, has been a member of the team that manages the fund since 2016. He joined American Century Investments in 1997, became a senior analyst in 2007 and became a portfolio manager in 2017. He has a bachelor's degree from Missouri State University and an MBA from Texas Christian University. He is a CFA charterholder.
The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

©2019 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-95165 1905